S000080443 [Member] Average Annual Total Returns	12 Months Ended	19 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
MSCI USA Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	25.08%	24.59%
MSCI USA Extended Climate Action Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	27.13%	25.99%
iShares Climate Conscious & Transition MSCI USA ETF
Prospectus [Line Items]
Average Annual Return, Percent	27.02%	25.85%
Performance Inception Date		Jun. 06, 2023
iShares Climate Conscious & Transition MSCI USA ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	26.64%	25.43%
iShares Climate Conscious & Transition MSCI USA ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	16.23%	19.93%